Property and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 139,273	$ 104,024
Depreciation and amortization expense	$ 0	$ 43,496